Note Payable (Details) (USD $)	Jul. 31, 2012	Jul. 31, 2011
Note payable,First Line Capital,LLC,bearing interest at 8% per annum and due March 31,2013.The note allows the Company to borrow any amount in increments of up to $50,000.	$ 17,200
First Line Capital LLC [Member]
Note payable,First Line Capital,LLC,bearing interest at 8% per annum and due March 31,2013.The note allows the Company to borrow any amount in increments of up to $50,000.	$ 17,200